Goodwill and Intangible Assets (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Beginning balance	$ 605,244	$ 514,488
Acquired goodwill	113,404	85,707
Acquisition purchase price adjustments	(301)	7,007
Foreign currency translation	1,724	(1,958)
Ending balance	720,071	605,244
Strategic Marketing Services [Member]
Beginning balance	389,525	326,977
Acquired goodwill	93,531	61,944
Acquisition purchase price adjustments	(78)	1,458
Foreign currency translation	782	(854)
Ending balance	483,760	389,525
Performance Marketing Services [Member]
Beginning balance	215,719	187,511
Acquired goodwill	19,873	23,763
Acquisition purchase price adjustments	(223)	5,549
Foreign currency translation	942	(1,104)
Ending balance	$ 236,311	$ 215,719